Share-Based Compensation - Summary of Restricted Shares (Details) - Restricted Share Purchase Agreement With Shareholding Platform - Restricted Shares	12 Months Ended
Dec. 31, 2022 ¥ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares, Beginning balance | shares	11,132,535
Number of restricted shares, Vested | shares	(5,678,981)
Number of restricted shares, Ending balance | shares	5,453,554
Grant date fair value per share, Beginning balance | ¥ / shares	¥ 3.3
Grant date fair value per share, Vested | ¥ / shares	3.0
Grant date fair value per share, Ending balance | ¥ / shares	¥ 3.5